UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: 09/30/08

Check here if Amendment [ ]; Amendment Number:
                                               -----

This Amendment (Check only one.): [ ] is a restatement.
                                  [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Redwood Investments, LLC
Address: One Gateway center, Suite 802
         Newton, MA 02458

Form 13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Steven T. Flammey
Title:   CFO/Chief Compliance Officer
Phone:   (617) 467-3027

Signature, Place, and Date of Signing:


/S/ Steven T. Flammey           Newton, MA               10/22/2008
- -----------------------       -------------------      ---------
[Signature]                   [City, State]            [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reprting for this Manager:
	NONE

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:               0

Form 13F Information Table Entry Total:        104

Form 13F Information Table Value Total:    471,927
                                        (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

NONE

                                                                 FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------

ABBOTT LABORATORIES            COM              002824100     5485    95262 SH       Sole                    21310             73952
ACCENTURE LTD                  COM              G1150G111     1281    33710 SH       Sole                    19610             14100
ACTIVISION BLIZZARD INC        COM              00507V109     6219   403052 SH       Sole                    25740            377312
ADOBE SYSTEMS INC              COM              00724F101     8219   208241 SH       Sole                    30723            177518
AGCO                           COM              001084102     5190   121794 SH       Sole                    27675             94119
AIRGAS INC                     COM              009363102     1417    28545 SH       Sole                    16655             11890
ALCON INC                      COM              H01301102     3207    19855 SH       Sole                    10195              9660
ALTERA CORP                    COM              021441100     8321   402352 SH       Sole                    68545            333807
ANADARKO PETROLEUM CORP        COM              032511107      290     5970 SH       Sole                     5970                 0
APPLE INC                      COM              037833100     7586    66746 SH       Sole                    10873             55873
AVON PRODUCTS INC              COM              054303102     7455   179345 SH       Sole                    32300            147045
BANK OF AMERICA CORP           COM              060505104     2000    57150 SH       Sole                    32945             24205
BAXTER INTERNATIONAL INC       COM              071813109    11163   170089 SH       Sole                    25575            144514
BIG LOTS INC                   COM              089302103     1753    62975 SH       Sole                    36525             26450
BRUKER BIOSCIENCES CORP        COM              116794108     3618   271390 SH       Sole                   158385            113005
BUCYRUS INTL INC A             COM              118759109     3898    87235 SH       Sole                    20315             66920
BURGER KING HOLDINGS INC       COM              121208201     9858   401369 SH       Sole                    93545            307824
CAMERON INTERNATIONAL CORPORAT COM              13342B105     8290   215106 SH       Sole                    13020            202086
CARRIZO OIL & GAS INC          COM              144577103     1541    42495 SH       Sole                    24800             17695
CENTRAL EUROPEAN DISTRIBUTION  COM              153435102     3220    70905 SH       Sole                    41390             29515
CEPHALON INC COM               COM              156708109     2304    29735 SH       Sole                    17360             12375
CERNER CORP                    COM              156782104     2263    50700 SH       Sole                    29585             21115
CHESAPEAKE ENERGY              COM              165167107     6800   189626 SH       Sole                    12026            177600
CHEVRONTEXACO CORP             COM              166764100     2108    25560 SH       Sole                    15527             10033
CHUBB CORP                     COM              171232101     1884    34324 SH       Sole                    20039             14285
CHURCH & DWIGHT CO INC         COM              171340102     2643    42565 SH       Sole                    24840             17725
CLIFFS NATURAL RESOURCES INC   COM              18683k101     4824    91117 SH       Sole                     5740             85377
CONOCOPHILLIPS                 COM              20825C104     1498    20455 SH       Sole                    11480              8975
CORE LABORATORIES NV F         COM              N22717107     3846    37955 SH       Sole                    22145             15810
CVS/CAREMARK CORPORATION       COM              126650100     7950   236184 SH       Sole                    47785            188399
DAWSON GEOPHYSICAL CO          COM              239359102     1839    39380 SH       Sole                    22950             16430
DEVON ENERGY CORP              COM              25179M103     2151    23590 SH       Sole                    13650              9940
DEVRY INC DEL                  COM              251893103     3901    78750 SH       Sole                    45965             32785
DISNEY WALT CO                 COM              254687106    10539   343399 SH       Sole                    62025            281374
EQUINIX INC                    COM              29444u502     2907    41845 SH       Sole                    24255             17590
EXCO RESOURCES INC             COM              269279402     1205    73820 SH       Sole                    43120             30700
EXPRESS SCRIPTS INC            COM              302182100    11893   161103 SH       Sole                    27630            133473
EXXON MOBIL CORP               COM              30231G102     1816    23389 SH       Sole                    23389                 0
FLIR SYSTEMS INC               COM              302445101     4867   126690 SH       Sole                    73890             52800
FLOWSERVE CORP                 COM              34354p105     4095    46133 SH       Sole                     2915             43218
FTI CONSULTING INC             COM              302941109     3669    50785 SH       Sole                    29630             21155
GAMESTOP CORP CL A             COM              36467w109     6381   186535 SH       Sole                    57540            128995
GAP INC                        COM              364760108     1577    88680 SH       Sole                    51565             37115
GENZYME CORP COM GEN DIV       COM              372917104     9251   114367 SH       Sole                     7300            107067
GILEAD SCIENCES INC            COM              375558103    11240   246331 SH       Sole                    43675            202656
GOLDMAN SACHS GROUP INC        COM              38141G104     7166    55986 SH       Sole                    10121             45865
GRAFTECH INTERNATIONAL LTD     COM              384313102     3177   210250 SH       Sole                   122480             87770
GREIF INC-CL A                 COM              397624107     2926    44585 SH       Sole                    26020             18565
GUESS INC                      COM              401617105     7105   204211 SH       Sole                    65920            138291
HELMERICH & PAYNE INC          COM              423452101     1820    42140 SH       Sole                    24585             17555
HERBALIFE LTD SHS              COM              G4412G101     2009    50830 SH       Sole                    29665             21165
HEWITT ASSOCIATES INC          COM              42822q100     3097    84985 SH       Sole                    49590             35395
HEWLETT PACKARD CO             COM              428236103    12448   269207 SH       Sole                    49472            219735
INTERNATIONAL BUSINESS MACHINE COM              459200101    10706    91534 SH       Sole                    15913             75621
JACOBS ENGINEERING GROUP INC   COM              469814107     6241   114914 SH       Sole                    20805             94109
JOHNSON & JOHNSON              COM              478160104      208     3000 SH       Sole                     3000                 0
JPMORGAN CHASE & CO            COM              46625H100    10867   232692 SH       Sole                    46641            186051
KANSAS CITY SOUTHN INDS INC    COM              485170302     8418   189773 SH       Sole                    45295            144478
KROGER CO                      COM              501044101     1412    51375 SH       Sole                    31860             19515
LOCKHEED MARTIN CORP           COM              539830109     9068    82687 SH       Sole                    15285             67402
MARTEK BIOSCIENCES CORP        COM              572901106     2082    66260 SH       Sole                    38665             27595
MASIMO                         COM              574795100     2770    74470 SH       Sole                    43440             31030
MASTERCARD INC                 COM              57636Q104    10048    56662 SH       Sole                    10140             46522
MCDONALDS CORP                 COM              580135101     3054    49500 SH       Sole                    30945             18555
MEDTRONIC INC                  COM              585055106      336     6712 SH       Sole                     6712                 0
METTLER-TOLEDO INTERNATIONAL I COM              592688105     3710    37860 SH       Sole                    22095             15765
MICROSOFT CORP                 COM              594918104    11837   443486 SH       Sole                    63045            380441
MONSANTO CO                    COM              61166W101     5155    52084 SH       Sole                     3295             48789
NATIONAL OIL WELL VARCO        COM              637071101    10033   199737 SH       Sole                    35212            164525
NEUTRAL TANDEM INC             COM              64128b108     3386   182640 SH       Sole                   106570             76070
NUCOR CORP                     COM              670346105     1359    34400 SH       Sole                    20260             14140
ORACLE CORP                    COM              68389X105    10393   511733 SH       Sole                    88880            422853
PANERA BREAD CO-A              COM              69840w108     1391    27335 SH       Sole                    15955             11380
PARAMETRIC TECHNOLOGY CORP     COM              699173209     1375    74735 SH       Sole                    43630             31105
PAREXEL INTERNATIONAL CORP     COM              699462107     5343   186440 SH       Sole                   108795             77645
PEPSICO INC                    COM              713448108    10875   152589 SH       Sole                    26897            125692
PERRIGO CO                     COM              714290103     1692    43985 SH       Sole                    25780             18205
PROLOGIS SHS BEN INT REIT      COM              743410102      958    23216 SH       Sole                    13726              9490
PSYCHIATRIC SOLUTIONS INC      COM              74439h108     3480    91695 SH       Sole                    53520             38175
RAYMOND JAMES FINANCIAL INC    COM              754730109     3565   108105 SH       Sole                    63095             45010
RAYTHEON CO                    COM              755111507     2401    44875 SH       Sole                    27055             17820
RONALD S. LAURA ENTERPRISES    COM              518585104        0    30500 SH       Sole                    30500                 0
SHIRE PLC ADR                  COM              82481R106     1427    29890 SH       Sole                     4635             25255
SIGNATURE BANK                 COM              82669g104     1784    51145 SH       Sole                    29845             21300
SKYWORKS SOLUTIONS INC         COM              83088m102     3265   390585 SH       Sole                   227970            162615
SOHU COM INC                   COM              83408W103     2723    48840 SH       Sole                    28510             20330
SOLERA HLDGS INC               COM              83421a104     2044    71155 SH       Sole                    41485             29670
SPARTAN STORES                 COM              846822104     3338   134175 SH       Sole                    79695             54480
SUNTRUST BANKS INC             COM              867914103     5875   130587 SH       Sole                    36510             94077
TELEDYNE TECHNOLOGIES INC      COM              879360105     1493    26125 SH       Sole                    15235             10890
THE BUCKLE INC                 COM              118440106     3493    62895 SH       Sole                    36700             26195
THERMO FISHER SCIENTIFIC       COM              883556102    10581   192383 SH       Sole                    41530            150853
TJX COS INC                    COM              872540109     7660   250998 SH       Sole                    41520            209478
UNION PACIFIC CORP             COM              907818108     2084    29290 SH       Sole                    16990             12300
URBAN OUTFITTERS INC           COM              917047102      977    30665 SH       Sole                    17815             12850
VALMONT INDUSTRIES INC         COM              920253101     2104    25440 SH       Sole                    14855             10585
VNUS MEDICAL TECHNOLOGIES      COM              928566108     2623   125300 SH       Sole                    73105             52195
WAL-MART STORES INC            COM              931142103     9726   162401 SH       Sole                    31890            130511
WALTER INDUSTRIES INC          COM              93317Q105     1885    39720 SH       Sole                    23185             16535
WATERS CORP                    COM              941848103     3286    56480 SH       Sole                    32960             23520
WELLS FARGO & CO               COM              949746101     1735    46220 SH       Sole                    26620             19600
WOODWARD GOVERNOR CO           COM              980745103     3065    86915 SH       Sole                    50720             36195
XTO ENERGY INC                 COM              98385X106     2598    55840 SH       Sole                    32519             23321
ZIONS BANCORP                  COM              989701107     2787    72010 SH       Sole                    42040             29970